Goodwill (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill [Table Text Block]
The following table presents the changes in goodwill during the years ended March 31, 2024 and 2023:

	As of March 31,
	2024		2023
Opening balance, gross	Rs.	21,193	Rs.	21,094
Effect of translation adjustments		8		99
Impairment loss (1)		(16,948)		(16,948)
Closing balance	Rs.	4,253	Rs.	4,245
(1)	The impairment loss of Rs.16,948 includes the following:

•
Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

•
During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.

Disclosure of Information for Cash generating Units [Table Text Block]
The carrying amount of goodwill (other than those arising upon investment in a joint venture) was allocated to the cash generating units as follows:

	As of March 31,
	2024		2023
PSAI-Active Pharmaceutical Operations	Rs.	997	Rs.	997
Global Generics-Complex Injectables		1,489		1,483
Global Generics-North America Operations		631		631
Global Generics-Branded Formulations (1)		1,022		1,021
Others		114		113
	Rs.	4,253	Rs.	4,245
(1)	The impairment loss of Rs.16,948 includes the following:

•
Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.

•
During the year ended March 31, 2023, the Company assessed performance of the Nimbus Health business against the initial estimates and recognized an impairment charge of the carrying values of Rs.272. This impairment loss pertains to the Company’s Global Generics segment.